JPMorgan Short-Intermediate Municipal Bond Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan Short-Intermediate Municipal Bond Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/OSTAX; C/STMCX; I/JIMIX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.